Income tax (Tables)	12 Months Ended
Aug. 31, 2025
Notes and other explanatory information [abstract]
Schedule of provisional income tax rates

	For the year ended August 31,
	2025	2024
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.5%	26.5%
Statutory income tax rates applied to accounting income	$3,831	$2,739
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	636	518
Permanent differences and other items	2,612	993
Benefit of tax losses not recognized	812	2,576
Total provision for income taxes	$7,891	$6,826

Schedule of provision for income taxes

	For the year ended August 31,
	2025	2024
Current income taxes	$1,726	$1,608
Deferred income taxes	6,165	5,218
Total provision for income taxes	$7,891	$6,826

Schedule of deferred income tax assets and liabilities

Deferred Income Tax Liabilities	Mineral properties	Total
At August 31, 2023	$(11,488)	$(11,488)
Charged to the consolidated statement of comprehensive income	(885)	(885)
At August 31, 2024	(12,373)	(12,373)
Charged to the consolidated statement of comprehensive income	(3,689)	(3,689)
At August 31, 2025	$(16,062)	$(16,062)

Deferred Income Tax Assets	Non-capital losses	Total
At August 31, 2023	$7,201	$7,201
Charged to the consolidated statement of comprehensive income	(4,333)	(4,333)
At August 31, 2024	2,868	2,868
Charged to the consolidated statement of comprehensive income	(2,476)	(2,476)
At August 31, 2025	$392	$392
Net deferred tax assets (liabilities)
At August 31, 2024	$(9,505)	$(9,505)
At August 31, 2025	$(15,670)	$(15,670)

Schedule of temporary differences, unused tax losses and unused tax credits

	August 31, 2025	August 31, 2024
Non-capital losses	$97,877	$93,678
Property, plant and equipment	130	107
Financing costs	442	827
Total unrecognized temporary differences	$98,449	$94,612